Income Taxes - Schedule of Components of the Company's Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Amortization	$ 174	$ 23
Deferred revenue	577	318
Deferred expenses	446	280
Reserves	647	560
Accrued expenses	369	453
Stock compensation	2,138	372
Uniform capitalization	74	45
Net operating losses	27,846	16,266
Research and development credits	3,717	3,232
Gross deferred tax assets	35,988	21,546
Less: Valuation allowance	(36,009)	(21,507)
Deferred tax liabilities
Depreciation	21	(39)
Unrealized foreign currency loss	0	(3)
Net deferred tax assets	$ 0	$ 0